CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY DEFICIENCY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2017	$ 444	$ 13,652,575	$ (18,645,131)	$ (4,992,112)
Balance (in Shares) at Dec. 31, 2017	4,441,637
Common stock issued for cash	$ 1	76,999		77,000
Common stock issued for cash (in Shares)	12,812
Common stock issued to directors and employees	$ 21	2,317,212		2,317,233
Common stock issued to directors and employees (in Shares)	211,950
Common stock issued for services	$ 13	1,843,651		1,843,664
Common stock issued for services (in Shares)	122,260
Conversion of notes payable and accrued interest	$ 3	211,080		211,083
Conversion of notes payable and accrued interest (in Shares)	32,982
Discount on convertible notes payable		895,000		895,000
Net loss			(3,076,091)	(3,076,091)
Balance at Dec. 31, 2018	$ 482	18,996,517	(21,721,222)	$ (2,724,223)
Balance (in Shares) at Dec. 31, 2018	4,821,641			4,821,641
Common stock issued for services		26,600		$ 26,600
Common stock issued for services (in Shares)	1,875
Conversion of notes payable and accrued interest	$ 1	53,722		53,723
Conversion of notes payable and accrued interest (in Shares)	8,394
Net loss			(458,570)	(458,570)
Balance at Mar. 31, 2019	$ 483	19,076,839	(22,179,792)	(3,102,470)
Balance (in Shares) at Mar. 31, 2019	4,831,910
Balance at Dec. 31, 2018	$ 482	18,996,517	(21,721,222)	$ (2,724,223)
Balance (in Shares) at Dec. 31, 2018	4,821,641			4,821,641
Net loss				$ (700,122)
Balance at Jun. 30, 2019	$ 486	19,261,836	(22,421,344)	(3,159,022)
Balance (in Shares) at Jun. 30, 2019	4,860,817
Balance at Dec. 31, 2018	$ 482	18,996,517	(21,721,222)	$ (2,724,223)
Balance (in Shares) at Dec. 31, 2018	4,821,641			4,821,641
Common stock issued to directors and employees	$ 1	17,749		$ 17,750
Common stock issued to directors and employees (in Shares)	12,500
Common stock issued for services	$ 1	45,999		46,000
Common stock issued for services (in Shares)	4,062
Conversion of notes payable and accrued interest	$ 4	238,719		238,723
Conversion of notes payable and accrued interest (in Shares)	37,301
Common stock issues for settlement	$ 1	93,749		93,750
Common stock issues for settlement (in Shares)	9,375
Stock options issued to employees		69,787		69,787
Stock options issued to employees as settlement of accrued compensation		712,162		712,162
Net loss			(2,167,544)	(2,167,544)
Balance at Dec. 31, 2019	$ 489	20,174,682	(23,888,766)	$ (3,713,595)
Balance (in Shares) at Dec. 31, 2019	4,884,879			4,884,879
Balance at Mar. 31, 2019	$ 483	19,076,839	(22,179,792)	$ (3,102,470)
Balance (in Shares) at Mar. 31, 2019	4,831,910
Conversion of notes payable and accrued interest	$ 3	184,997		185,000
Conversion of notes payable and accrued interest (in Shares)	28,907
Net loss			(241,552)	(241,552)
Balance at Jun. 30, 2019	$ 486	19,261,836	(22,421,344)	(3,159,022)
Balance (in Shares) at Jun. 30, 2019	4,860,817
Balance at Dec. 31, 2019	$ 489	20,174,682	(23,888,766)	$ (3,713,595)
Balance (in Shares) at Dec. 31, 2019	4,884,879			4,884,879
Common stock issued to directors and employees	$ 4	303,459		$ 303,463
Common stock issued to directors and employees (in Shares)	40,569
Common stock issued for services		38,000		38,000
Common stock issued for services (in Shares)	5,001
Stock options issued to employees		381,475		381,475
Net loss			(1,444,392)	(1,444,392)
Balance at Mar. 31, 2020	$ 493	20,897,616	(25,333,158)	(4,435,049)
Balance (in Shares) at Mar. 31, 2020	4,930,449
Balance at Dec. 31, 2019	$ 489	20,174,682	(23,888,766)	$ (3,713,595)
Balance (in Shares) at Dec. 31, 2019	4,884,879			4,884,879
Net loss				$ (2,767,273)
Balance at Jun. 30, 2020	$ 494	23,057,381	(26,656,039)	$ (3,598,164)
Balance (in Shares) at Jun. 30, 2020	4,937,660			4,937,660
Balance at Mar. 31, 2020	$ 493	20,897,616	(25,333,158)	$ (4,435,049)
Balance (in Shares) at Mar. 31, 2020	4,930,449
Common stock issued for services		42,509		42,509
Common stock issued for services (in Shares)	3,437
Common stock issues for settlement	$ 1	22,799		22,800
Common stock issues for settlement (in Shares)	3,750
Stock options issued to employees		214,915		214,915
Discount on convertible notes payable		1,879,542		1,879,542
Rounding shares as a result of reverse stock split (in Shares)	24
Net loss			(1,322,881)	(1,322,881)
Balance at Jun. 30, 2020	$ 494	$ 23,057,381	$ (26,656,039)	$ (3,598,164)
Balance (in Shares) at Jun. 30, 2020	4,937,660			4,937,660